Debt - Narrative (Details) - USD ($) $ in Thousands			3 Months Ended
	Jul. 09, 2024	Jan. 22, 2024	Mar. 31, 2025	Dec. 31, 2024
Debt
Debt and lease obligation			$ 5,983,067	$ 7,657,700
Standby Letters of Credit
Debt
Debt instrument, collateral amount			31,900
Fair Value, Inputs, Level 2
Debt
Debt and lease obligation			5,747,400	7,241,700
Revolving credit tranche
Debt
Borrowing capacity			2,000,000
Debt and lease obligation			$ 860,000	1,085,000
Revolving credit tranche | Revolving Credit Facility
Debt
Debt instrument, basis spread on variable rate		2.60%	1.60%
Revolving Credit Facility
Debt
Borrowing capacity			$ 1,125,000
Term Loan Facility
Debt
Debt instrument, basis spread on variable rate	1.30%
Revolving Credit Facility and Second Revolving Credit Facility
Debt
Remaining borrowing capacity			975,300
Senior notes
Debt
Debt and lease obligation			$ 1,800,000	$ 1,800,000
Minimum | Senior notes
Debt
Debt instrument, term			5 years
Maximum | Senior notes
Debt
Debt instrument, term			10 years